Leases - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Branch OfficeLocation	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee Lease Description [Line Items]
Number of office locations leased | OfficeLocation	3
Number of branch locations leased | Branch	2
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Description of option to extend	Certain lease arrangements contain extension options which range from five to ten years at the then fair market rental rates.
Operating Lease, Liability	$ 2,559,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherCurrentLiabilitiesMember
Rental expense related to the operating leases			$ 339,782
ASU 2016-02 [Member]
Lessee Lease Description [Line Items]
Operating Lease, Right-of-Use Asset	$ 2,400,000	$ 1,900,000
Operating Lease, Liability	2,600,000	2,000,000
Rental expense related to the operating leases	$ 381,622	$ 371,327	$ 339,782
Minimum [Member]
Lessee Lease Description [Line Items]
Operating leases remaining term	5 years
Option to extend term	5 years
Maximum [Member]
Lessee Lease Description [Line Items]
Operating leases remaining term	9 years
Option to extend term	10 years